Other gains, net - Summary of Detailed Information About Other Gains Losses Net Explanatory (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Disclosure Of Other Gains Losses Net [Abstract]
Non-operating income	¥ 7,617		¥ 138	¥ 319
Non-operating expenses	(300)		0	0
Total	¥ 7,317	$ 1,061	¥ 138	¥ 319